Note 13 - Financial Instruments (Details Textual) shares in Thousands, $ in Millions	12 Months Ended
	Nov. 30, 2024 CAD ($) shares	Nov. 30, 2024 USD ($) shares	Nov. 30, 2023 CAD ($)
Statement Line Items [Line Items]
Gains (losses) in other comprehensive income (loss) on change in value of reported currency in 10% change	$ 3,366,000
Gains (losses) on change in value of reported currency in 10% change	722,000
Working capital	9,081,000
Restricted cash and cash equivalents	122,000		$ 118,000
Other assets	67,000		$ 47,000
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	5,666
Other assets	$ 2,011
Number of subsidiary shares held (in shares) | shares	9,880	9,880
Number of subsidiary warrants held (in shares) | shares	120	120
Fair value of investment in subsidiary	$ 168,100,000	$ 120.0
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Number of shares held in investment (in shares) | shares	21,530	21,530
Investment in associates accounted for using equity method	$ 38,900,000	$ 27.8
Gains (losses) in other comprehensive income (loss) on change in value of equity prices of long-term investment in 10% change	$ 3,366,000
NevGold [member]
Statement Line Items [Line Items]
Number of shares held in investment in associate (in shares) | shares	26,670	26,670
Investment in associates accounted for using equity method	$ 6,700,000
Currency risk, denominated in USD [member]
Statement Line Items [Line Items]
Foreign currency denominated monetary liabilities	$ 288,000